GMACM HOME EQUITY LOAN TRUST 2006-HE5
      GMACM Home Equity Loan-Backed Term Notes, Series 2006-HE5

Cut-Off Period Date                                11/30/06
Determination Date                                 12/18/06
Record Date                                        11/29/06
Payment Date                                       12/26/06
Actual Days in Accrual Period (30/360)                   27
Accrual Period (30/360)                                  30

SERVICING CERTIFICATE                            GROUP I       GROUP II       TOTAL
Beginning Pool Balance                        568,573,608.70  378,932,147.46   947,505,756.16
Beginning PFA                                 186,499,538.97  124,294,704.87   310,794,243.84
Ending Pool Balance                           563,013,403.83  372,368,843.35   935,382,247.18
Ending PFA Balance                            186,499,538.97  124,294,704.87   310,794,243.84
Principal Collections                          5,560,204.87     6,563,304.11    12,123,508.98
Principal Draws                                           -              -            -
Net Principal Collections                      5,560,204.87     6,563,304.11    12,123,508.98

Active Loan Count                                    12,341            6,007           18,348

Net Interest Collections                       3,164,502.92     2,083,975.29     5,248,478.21

Weighted Average Net Loan Rate                     8.49143%       8.42264%
Weighted Average Net WAC Rate                      8.38511%       8.31632%

Substitution Adjustment Amount                         0.00           0.00

Excess Cash                                       28,388.47      11,304.44
Excess Spread Percentage                              0.05%          0.03%


                                                BEGINNING       ENDING
TERM NOTES                                       BALANCE       BALANCE        FACTOR    PRINCIPAL
Class I-A-1                                   746,768,000.00  739,939,238.87  0.9908556   6,828,761.13
Class II-A-1                                  258,133,000.00  250,738,280.40  0.9713531   7,394,719.60
Class II-A-2                                  239,558,000.00  239,558,000.00  1.0000000           0.00
Certificates                                        -               -             -                  -

                                                           INTEREST     SECURITY
TERM NOTES (continued)                          INTEREST   SHORTFALLS      %      COUPON
Class I-A-1                                   3,069,216.48    0.00      59.46%   5.48000%
Class II-A-1                                  1,043,502.65    0.00      20.15%   5.39000%
Class II-A-2                                    984,583.38    0.00      19.25%   5.48000%
Certificates                                            -       -            -       -



LOAN GROUP I

Beginning Overcollateralization Amount         8,305,147.67                Credit Enhancemen Draw Amount   0.00
Overcollateralization Amount Increase(Decrease)1,268,556.26                Unreimbursed Prior Draws        0.00
Outstanding Overcollateralization Amount       9,573,703.93
Required Overcollateralization Amount         26,050,023.59

LOAN GROUP II
Beginning Overcollateralization Amount         5,535,852.33                Credit Enhancemen Draw Amount   0.00
Overcollateralization Amount Increase (Decrease) 831,415.49                Unreimbursed Prior Draws        0.00
Outstanding Overcollateralization Amount       6,367,267.82
Required Overcollateralization Amount         17,361,326.41

                                                                                           FORECLOSURE       BANKRUPTCY     REO
Loan Group I                         Balance    of Loans     of Balance   UNITS    DOLLARS  UNITS DOLLARS   UNITS   DOLLARS
Delinquent Loans (30 Days)*       846,452.62       21          0.15%        0             -  0           -    0            -
Delinquent Loans (60 Days)*        16,200.00       1           0.00%        0             -  0           -    0            -
Delinquent Loans (90 Days)*                -       0           0.00%        0             -  0           -    0            -
Delinquent Loans (120 Days)*               -       0           0.00%        0             -  0           -    0            -
Delinquent Loans (150 Days)*               -       0           0.00%        0             -  0           -    0            -
Delinquent Loans (180 Days)*               -       0           0.00%        0             -  0           -    0            -
REO                                        -       0           0.00%
FC                                         -       0           0.00%
BK                                         -       0           0.00%

                                                                            FORECLOSURE       BANKRUPTCY     REO
Loan Group II                        Balance    of Loans     of Balance   UNITS    DOLLARS  UNITS DOLLARS   UNITS   DOLLARS
Delinquent Loans (30 Days)*     1,020,909.07       21          0.27%        0             -  0           -    0            -
Delinquent Loans (60 Days)*                -       0           0.00%        0             -  0           -    0            -
Delinquent Loans (90 Days)*                -       0           0.00%        0             -  0           -    0            -
Delinquent Loans (120 Days)*               -       0           0.00%        0             -  0           -    0            -
Delinquent Loans (150 Days)*               -       0           0.00%        0             -  0           -    0            -
Delinquent Loans (180 Days)*               -       0           0.00%        0             -  0           -    0            -
REO                                        -       0           0.00%
FC                                         -       0           0.00%
BK                                         -       0           0.00%

*Delinquency Figures Do Not Include Foreclosures, REO and Bankruptcy.

LIQUIDATION LOSS AMOUNTS                      LOAN GROUP I  LOAN GROUP II     TOTAL
Beginning Loss Amount                                  0.00           0.00         0.00
Current Month Loss Amount                              0.00           0.00         0.00
Current Month Recoveries                               0.00           0.00         0.00
Net Ending Loss Amount                                 0.00           0.00         0.00

Net Liquidation Loss Amount Percentage

SUBSEQUENT NET RECOVERY  AMOUNTS              LOAN GROUP I  LOAN GROUP II     TOTAL
Beginning Cumulative Net Principal Recovery Amount        -              -            -
Current Month Net Principal Recovery Amount               -              -            -
Ending Cumulative Net Principal Recovery Amount           -              -            -


REPURCHASED LOANS                             LOAN GROUP I  LOAN GROUP II     TOTAL
Current Month Repurchases Units                           -              -            -
Current Month Repurchases Dollars                         -              -            -


CAPITALIZED INTEREST ACCOUNT                  LOAN GROUP I  LOAN GROUP II
Beginning Balance                              1,413,000.00     942,000.00
Withdraw relating to Collection Period         1,186,292.13     784,204.93
Interest Earned (Zero, Paid to Funding Account)           -              -
                                              -----------------------------
                                              -----------------------------
Total Ending Balance as of Payment Date          226,707.87     157,795.07
Interest earned for Collection Period                405.12         270.08
Interest withdrawn related to prior Collection Period     -              -


          GMACM HOME EQUITY LOAN TRUST 2006-HE5
          GMACM Home Equity Loan-Backed Term Notes, Series 2006-HE5

PREFUNDING ACCOUNT                            LOAN GROUP I  LOAN GROUP II
Beginning Balance                             186,499,538.97124,294,704.87
Additional Purchases During Revoliving Period             -              -
Excess Of Draws over Principal Collections                -              -
Remaining balance sent to Funding account                 -              -
                                              -----------------------------
                                              -----------------------------
Total Ending Balance as Of Payment Date       186,499,538.97124,294,704.87
Interest earned for Collection Period             53,470.54      35,636.04
Interest Withdrawn related to prior Collection Period     -              -

CASH FLOWS RECEIVED                           LOAN GROUP I  LOAN GROUP II
Principal Collections                          1,469,034.80     961,868.49
Principal Pay-Offs                             4,091,170.07   5,601,435.62
Interest Collections                           3,401,408.59   2,241,863.68
Servicer Advances                                         -              -
Pre-Funding Account remaining balance withdrawn        0.00           0.00
Capital Interest Account withdrawal            1,186,292.13     784,204.93
Reinvestment Income                               53,875.66      35,906.12
Substitution Adjustment Amount                         0.00           0.00
Recovery Amounts                                       0.00           0.00
                                              -----------------------------
                                              -----------------------------
TOTAL CASH FLOWS RECEIVED                     10,201,781.25   9,625,278.84

CASH FLOWS DISTRIBUTED                        LOAN GROUP I  LOAN GROUP II
Principal Distribution                         6,828,761.13   7,394,719.60
Interest Distribution                          3,069,216.48   2,028,086.03
Residual Amount - Certificates                         0.00           0.00
Servicer Advances - Reimbursement                      0.00           0.00
GMACM Service Fee                                236,905.67     157,888.39
GMACM Recovery Fee                                     0.00           0.00
Credit Enhancer Fee - FGIC                        66,897.97      44,584.82
                                              -----------------------------
                                              -----------------------------
TOTAL CASH FLOWS DISTRIBUTED                  10,201,781.25   9,625,278.84

NET CASH FLOWS REMAINING                               0.00           0.00

YIELD MAINTENANCE

Yield Maintenance Event - Notes                    NO
Hedge Payment - Notes                             0.00
Hedge Shortfall Amount - Notes                    0.00

TRIGGER ANALYSIS

Rolling 3 Month Delinquency Percentage            0.00%
Rolling 3 Month Delinquency Required Percentage   3.75%

Aggregate Liquidation Percentage                  0.00%
Aggregate Liquidation Required Percentage         1.65%

SERVICING TERMINATION EVENT                        NO

Rolling 3 Month Delinquency Percentage            0.00%
Rolling 3 Month Delinquency Required Percentage   3.25%

Aggregate Liquidation Percentage                  0.00%
Aggregate Liquidation Required Percentage         1.15%

SERVICING TRIGGER EVENT                            NO

Rolling Six-Month Annualized Liquidation Loss Perc0.00%e
Maximum Loss Amount                               1.50%

SERVICING DEFAULT                                  NO

Step Down Date                                     NO